Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) (Asset and Liability Management Positions [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Y	Dec. 31, 2011 Y
Fair value hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 500	$ 500
Fair Value, Assets	30	27
Derivative Asset Average Remaining Maturity Period	3.09	4.09
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Fair value hedges [Member] | Interest rate contracts [Member] | Foreign exchange cross-currency swaps [Member]
Derivative [Line Items]
Notional Value, Assets		688
Fair Value, Assets		17
Derivative Asset Average Remaining Maturity Period		5.17
Notional Value, Liabilities		432
Fair Value, Liabilities		23
Derivative Liability Average Remaining Maturity Period		5.17
Cash flow hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	7,000	750
Fair Value, Assets	45
Derivative Asset Average Remaining Maturity Period	1.84	2.75
Notional Value, Liabilities		6,250
Fair Value, Liabilities		6
Derivative Liability Average Remaining Maturity Period		2.86
Cash flow hedges [Member] | Interest rate contracts [Member] | Pay fixed/receive floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	32
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	9.88
Notional Value, Liabilities	4,528	4,788
Fair Value, Liabilities	718	803
Derivative Liability Average Remaining Maturity Period	3.79	4.03
Net investment hedges [Member] | Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional Value, Assets	758	708
Fair Value, Assets	1	4
Derivative Asset Average Remaining Maturity Period	0.07	0.08
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets	350
Fair Value, Assets	1
Derivative Asset Average Remaining Maturity Period	10.21
Notional Value, Liabilities	3,775
Fair Value, Liabilities	14
Derivative Liability Average Remaining Maturity Period	10.21
Other economic hedges [Member] | Interest rate contracts [Member] | Receive fixed/pay floating swaps [Member]
Derivative [Line Items]
Notional Value, Assets		2,625
Fair Value, Assets		9
Derivative Asset Average Remaining Maturity Period		10.21
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Interest rate contracts [Member] | Futures and forwards buy [Member]
Derivative [Line Items]
Notional Value, Assets	11,164	14,270
Fair Value, Assets	138	150
Derivative Asset Average Remaining Maturity Period	0.07	0.07
Notional Value, Liabilities	2,921	29
Fair Value, Liabilities	13
Derivative Liability Average Remaining Maturity Period	0.04	0.12
Other economic hedges [Member] | Interest rate contracts [Member] | Futures and forwards sell [Member]
Derivative [Line Items]
Notional Value, Assets	6,299	231
Fair Value, Assets	18	1
Derivative Asset Average Remaining Maturity Period	0.11	0.15
Notional Value, Liabilities	12,223	14,415
Fair Value, Liabilities	57	134
Derivative Liability Average Remaining Maturity Period	0.09	0.11
Other economic hedges [Member] | Interest rate contracts [Member] | Purchased options [Member]
Derivative [Line Items]
Notional Value, Assets	2,435	1,250
Fair Value, Assets
Derivative Asset Average Remaining Maturity Period	0.07	0.07
Notional Value, Liabilities
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period
Other economic hedges [Member] | Interest rate contracts [Member] | Written options [Member]
Derivative [Line Items]
Notional Value, Assets	4,991	4,421
Fair Value, Assets	123	80
Derivative Asset Average Remaining Maturity Period	0.12	0.10
Notional Value, Liabilities	4	11
Fair Value, Liabilities		1
Derivative Liability Average Remaining Maturity Period	0.06	0.13
Other economic hedges [Member] | Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional Value, Assets	618	307
Fair Value, Assets	4	1
Derivative Asset Average Remaining Maturity Period	0.03	0.08
Notional Value, Liabilities	1,383	1,414
Fair Value, Liabilities	6	11
Derivative Liability Average Remaining Maturity Period	0.01	0.08
Other economic hedges [Member] | Equity contracts [Member]
Derivative [Line Items]
Notional Value, Assets	31	54
Fair Value, Assets		1
Derivative Asset Average Remaining Maturity Period	2.80	1.05
Notional Value, Liabilities	27	10
Fair Value, Liabilities
Derivative Liability Average Remaining Maturity Period	2.46	0.64
Other economic hedges [Member] | Credit contracts [Member]
Derivative [Line Items]
Notional Value, Assets	1,056	800
Fair Value, Assets	3	7
Derivative Asset Average Remaining Maturity Period	4.56	3.71
Notional Value, Liabilities	1,947	1,600
Fair Value, Liabilities	$ 10	$ 8
Derivative Liability Average Remaining Maturity Period	3.11	3.59